As filed with the Securities and Exchange Commission on April 29, 2013.

File Nos.
002-55029
811-02605

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 48	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 40	[X]

FRANKLIN MONEY FUND
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code (650) 312-2000

craig s. tyle, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 1, 2013 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Money Market Portfolios (the Master Fund) has executed this registration

Statement.

EXPLANATORY NOTE

This Amendment No. 48 (Amendment) to the Registration Statement of Franklin Money Fund (Registrant) on Form N-1A (File No. 811-02605) is being filed under the Securities Act of 1933, as amended (1933 Act), to amend and supplement Amendment No.46 to the Registrant’s Registration Statement on Form N-1A filed with the U.S. Securities and Exchange Commission (Commission) on October 29, 2012  under the 1940 Act (Accession No. 0001379491-12-000871) (Amendment No. 38), as pertaining to the Part A and Part B of the Registrant.  The Part A and the Part B of the Registrant, as filed in Amendment No. 46, are incorporated herein by reference.

111 P-1 05/13

SUPPLEMENT DATED MAY 1, 2013

TO THE PROSPECTUS DATED NOVEMBER 1, 2012

OF

FRANKLIN MONEY FUND

The prospectus is amended as follows:

I.  The Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer two classes of shares, Class A and Class R6.

II.  The “Fund Summary – Investment Goal” section beginning on page 2 is revised with the following:

To provide investors with as high a level of current income as is consistent with the preservation of shareholders’ capital and liquidity. The Fund also tries to maintain a stable $1.00 share price.

III.  The “Fund Summary – “Shareholder Fees” table, “Annual Fund Operating Expenses” table and “Example” table beginning on page 2 are replaced with the following:

SHAREHOLDER FEES (fees paid directly from your investment)

	Class A	Class R6[1]
Maximum Sales Charge (Load) Imposed on Purchases	None	None

1. The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES	(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class R6
Management fees[1]	0.44%	0.44%
Distribution and service (12b-1) fees	None	None
Other expenses[2]	0.15%	0.04%
Total annual Fund operating expenses[1]	0.59%	0.48%

1. The fees and expenses shown in the table and included in the example below reflect the fees and expenses of both the Fund and The Money Market Portfolio, in which the Fund invests substantially all of its assets in order to pursue its investment goal.

2. Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 60	$ 189	$ 329	$ 738
Class R6	$ 49	$ 152	$ 266	$ 597

IV.  The “Fund Summary – Performance” section beginning on page 6 is revised with the following:

1

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for shares of the Fund. The table shows the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

ANNUAL TOTAL RETURNS

Best Quarter:	Q3'07	1.19%
Worst Quarter:	Q4'12	0.00%
As of March 31, 2013, the Fund's year-to-date return was 0.00%

AVERAGE ANNUAL TOTAL RETURNS	For the periods ended December 31, 2012

	1 Year	5 Years	10 Years
Franklin Money Fund	0.00%	0.41%	1.50%

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

To obtain the Fund's current yield information, please call (800) DIAL BEN/342-5236.

V.  The “Fund Summary – Taxes” section on page 8 is replaced with the following:

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

VI. The “Fund Details – Investment Goal” section beginning on page 9 is revised with the following:

The Fund's investment goal is to provide investors with as high a level of current income as is consistent with the preservation of shareholders' capital and liquidity. The Fund also tries to maintain a stable $1.00 share price.

VII.  The “Fund Details - Financial Highlights” tables beginning on page 16 are updated to include figures for the six months ended December 31, 2012:

2

	Six Months Ended December 31, 2012	Year Ended June 30,
	(unaudited)	2012	2011	2010	2009	2008
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations - net investment income (loss)	—	—	—	—[a]	0.007	0.036
Less distributions from net investment income	—	—	—	—	(0.007)	(0.036)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	—%	—%	—%	—%	0.74%	3.70%

Ratios to average net assets[c]
Expenses before waiver and payments by affiliates[d]	0.60%	0.59%	0.60%	0.61%	0.60%	0.60%
Expenses net of waiver and payments by affiliates[d]	0.14%	0.13%	0.19%	0.22%	0.55%	0.60%
Net investment income (loss)	—%	—%	—%	—%[e]	0.71%	3.53%

Supplemental data
Net assets, end of period (000's)	$1,837,398	$1,666,221	$1,706,534	$1,876,147	$2,550,023	$2,499,432

[a]		Amount rounds to less than $0.001 per share.
[b]		Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[c]		Ratios are annualized for periods less than one year.
[d]		The expense ratio includes the Fund's share of the Portfolio's allocated expenses.
[e]		Rounds to less than 0.01%.

VIII.  The following is added to the “Fund Details – Your Account – Exchanging Shares” section beginning on page 29:

Class R6

You can exchange your Class R6 shares for Class R6 shares of other Franklin Templeton funds. You also may exchange your Class R6 shares for Advisor Class shares of a fund that does not currently offer Class R6 shares.

Please keep this supplement for future reference.

111 SA-1 05/13

SUPPLEMENT DATED MAY 1, 2013
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED NOVEMBER 1, 2012
OF
FRANKLIN MONEY FUND

The statement of additional information is amended as follows:

I.  The Fund will begin offering Class R6 shares on or about May 1, 2013. Therefore, on or about May 1, 2013, the Fund will offer two classes of shares, Class A and Class R6.

II. The second paragraph on page 1 is revised as follows:

The unaudited financial statements in the Fund's Semiannual Report to Shareholders, for the period ended December 31, 2012, are incorporated by reference (are legally a part of this SAI).

III.  The third paragraph under “Shareholder servicing and transfer agent” beginning on page 20 is replaced with the following:

For all classes of shares of the Fund, except for Class R6 shares, Investor Services may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an IRS-recognized tax-deferred savings plan (including Employer Sponsored Retirement Plans and Section 529 Plans) for which the institution, or its affiliate, provides participant level recordkeeping services (called "Beneficial Owners"); or (ii) provide support for Fund shareholder accounts by sharing account data with Investor Services through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. Investor Services will also receive a fee from the Fund (other than for Class R6 shares) for services provided in support of Beneficial Owners and NSCC networking system accounts.

IV. The third paragraph under “Organization, Voting Rights and Principal Holders” beginning on page 25 is replaced with the following:

The Fund currently offers two classes of shares, Class A and Class R6. The Fund may offer additional classes of shares in the future. The full title of each class is:

  Franklin Money Fund - Class A
  Franklin Money Fund - Class R6

V. The seventh paragraph under “Organization, Voting Rights and Principal Holders” on page 25 is replaced with the following:

As of April 1, 2013, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.

VI. The following is added as the second paragraph of the “The Underwriter” section on page 30:

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's Class R6 shares.

Please keep this supplement for future reference.

FRANKLIN MONEY FUND

File Nos. 002-55029

811-02605

PART C

Other Information

Item 28. Exhibits.

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a)   Agreement and Declaration of Trust

(i)

Agreement and Declaration of Trust of Franklin Money Fund, a Delaware Statutory Trust, dated October 18, 2006

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 002-55029

Filing Date: October 26, 2007

(ii)

Certificate of Trust of Franklin Money Fund, a Delaware Statutory Trust, dated October 18, 2006

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 002-55029

Filing Date: October 26, 2007

(b)   By-Laws

(i)

By-Laws of Franklin Money Fund, a Delaware Statutory Trust, effective as of October 18, 2006

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 002-55029

Filing Date: October 26, 2007

(c)	Instruments Defining Rights of Security Holders

	(i)	Agreement and Declaration

(a) Article III, Shares

(b) Article V, Shareholders’ Voting Powers and Meetings

(c) Article VI, Net Asset Value, Distributions, Redemptions and Transfers

(d) Articles VIII, Certain Transactions – Section 4

(e) Articles X, Miscellaneous – Section 4

	(ii)	By-Laws
(a) Article II, Meetings of Shareholders (b) Article VI, Records and Reports – Section 1, 2 and 3 (c) Article VII, General Matters: - Sections 3, 4, 6 and 7 (d) Articles VIII, Amendment – Section 1

	(iii)	Part B: Statement of Additional Information – Item 22

(d)   Investment Advisory Contracts

(i)

Administration Agreement between Registrant and Franklin Advisers, Inc., dated November 1, 2007

Filing: Post-Effective Amendment No. 41 to Registration Statement on Form N-1A

File No. 002-55029

Filing Date: October 27, 2008

(e)   Underwriting contracts

(i)

Distribution Agreement dated January 1, 2011 between the Registrant and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 44 to

Registration Statement on Form N-1A

File No. 002-55029

Filing Date: October 27, 2011

(ii)

Form of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 002-55029

Filing Date: August 27, 2010

(f)   Bonus or Profit Sharing Contracts

Not Applicable

(g)   Custodian Agreements Fund

(i)

Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A

File No. 020-55029

Filing Date: October 29, 1996

(ii)

Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between Registrant and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 020-55029

Filing Date: October 29, 1997

(iii)

Amendment dated February 27, 1998 to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A

File No. 020-55029

Filing Date: August 21, 1998

(iv)

Amendment dated January 5, 2012, to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 002-55029

Filing Date: October 29, 2012

(v)

Terminal Link Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 29 to Registration Statement on Form N-1A

File No. 002-55029

Filing Date: October 29, 1996

(xi)

Amendment dated January 5, 2012 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 002-55029

Filing Date: October 29, 2012

(h)   Other Material Contracts

(i)

Amended and Restated Fund Administration Agreement dated February 28, 2012 between Registrant and Franklin Templeton Services, LLC

Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A

File No. 002-55029

Filing Date: October 29, 2012

(i)   Legal Opinion

(i)	Opinion and Consent of Counsel Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A File No. 002-55029 Filing Date: October 26, 2007

(j)   Other Opinions

Not Applicable

(k)   Omitted Financial Statements

Not Applicable

(l)   Initial Capital Agreements

Not Applicable

(m)   Rule 12b-1

Not Applicable

(n)   Rule 18f-3 Plan

Multiple Class Plan on behalf of Franklin Money

(p)   Code of Ethics

(i)	Code of Ethics dated April 2012 Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A File No. 002-55029 Filing Date: October 29, 2012

(q)   Power of Attorney

(i)	Power of Attorney for Franklin Money Fund dated April 30, 2012 Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A File No. 002-55029 Filing Date: October 29, 2012

(ii)	Power of Attorney for The Money Market Portfolios dated April 30, 2012 Filing: Post-Effective Amendment No. 46 to Registration Statement on Form N-1A File No. 002-55029 Filing Date: October 29, 2012

Item 29. Persons Controlled by or Under Common Control with the Fund

None

Item 30. Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of Investment Adviser

The officers and directors of the Registrant's administrator and the Master Fund's investment adviser, Franklin Advisers, Inc. (Advisers), also serve as officers and/or directors for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32. Principal Underwriters

a) Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Mutual Series Funds
Franklin Mutual Recovery Fund
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust

Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

(b) The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.  Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA  94403-1906 or its shareholder services agent, Franklin Templeton Investor Services LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.  Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.  Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 26th day of April, 2013.

FRANKLIN MONEY FUND

(Registrant)

By: /s/Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933,as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Christopher J. Molumphy* Christopher J. Molumphy	President and Chief Executive Officer – Investment Management
Dated: April 26, 2013

Laura F. Fergerson* Laura F. Fergerson	Chief Executive Officer- Finance and Administration
Dated: April 26, 2013

Gaston Gardey* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer Dated: April 26, 2013

Harris J. Ashton*	Trustee
Harris J. Ashton	Dated: April 26, 2013

Sam Ginn*

Trustee

Sam Ginn

Dated: April 26, 2013

Edith E. Holiday*

Trustee
Edith E. Holiday	Dated: April 26, 2013

Charles B. Johnson*	Trustee
Charles B. Johnson	Dated: April 26, 2013

Gregory E. Johnson*

Trustee
Gregory E. Johnson	Dated: April 26, 2013

J. Michael Luttig*	Trustee
J. Michael Luttig	Dated: April 26, 2013

Frank A. Olson*

Trustee
Frank A. Olson	Dated: April 26, 2013

Larry D. Thompson*

Trustee
Larry D. Thompson	Dated: April 26, 2013

John B. Wilson*

Trustee
John B. Wilson	Dated: April 26, 2013

*By /s/ Karen L. Skidmore

Karen L. Skidmore - Attorney-in-Fact

   (Pursuant to Powers of Attorney previously filed)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly consented to the filing of this Registration Statement of Franklin Money Fund and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 26th day of April, 2013.

THE MONEY MARKET PORTFOLIOS

By: /s/Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following Trustees and Officers of The Money Market Portfolios in the capacities and on the dates indicated:

Christopher J. Molumphy* Christopher J. Molumphy	President and Chief Executive Officer – Investment Management
Dated: April 26, 2013

Laura F. Fergerson* Laura F. Fergerson	Chief Executive Officer- Finance and Administration
Dated: April 26, 2013

Gaston Gardey* Gaston Gardey	Chief Financial Officer and Chief Accounting Officer Dated: April 26, 2013

Harris J. Ashton*	Trustee
Harris J. Ashton	Dated: April 26, 2013

Sam Ginn*

Trustee

Sam Ginn

Dated: April 26, 2013

Edith E. Holiday*

Trustee
Edith E. Holiday	Dated: April 26, 2013

Charles B. Johnson*	Trustee
Charles B. Johnson	Dated: April 26, 2013

Gregory E. Johnson*

Trustee
Gregory E. Johnson	Dated: April 26, 2013

J. Michael Luttig*	Trustee
J. Michael Luttig	Dated: April 26, 2013

Frank A. Olson*

Trustee
Frank A. Olson	Dated: April 26, 2013

Larry D. Thompson*

Trustee
Larry D. Thompson	Dated: April 26, 2013

John B. Wilson*

Trustee
John B. Wilson	Dated: April 26, 2013

*By /s/ Karen L. Skidmore

Karen L. Skidmore - Attorney-in-Fact

(Pursuant to Powers of Attorney previously filed)

FRANKLIN MONEY FUND

REGISTRATION STATEMENT

EXHIBITS INDEX

EXHIBIT NO. DESCRIPTION                               LOCATION

EX-99.(a)(i)	Agreement and Declaration of Trust of Franklin Money Fund, a Delaware Statutory Trust, dated October 18, 2006	*

EX-99.(a)(ii)	Certificate of Trust of Franklin Money Fund, a Delaware Statutory Trust, dated October 18, 2006	*

EX-99.(b)(i)	By-Laws of Franklin Money Fund, a Delaware Statutory Trust, dated October 18, 2006	*

EX-99. (d)(i)	Administration Agreement between the Registrant and Franklin Advisers, Inc.	*

EX-99.(e)(i)	Distribution Agreement dated January 1, 2011 between the Registrant and Franklin Templeton Distributors, Inc.	*

EX-99.(e)(ii)	Form of Selling Agreements between Franklin Templeton Distributors, Inc., and Securities Dealers dated May 1, 2010	*

EX-99.(g)(i)	Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(ii)	Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between Registrant and The Bank of New York Mellon	*

EX-99.(g)(iii)	Amendment dated February 27, 1998 to the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(iv)	Amendment dated January 5, 2012, to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996	*

EX-99.(g)(v)	Terminal Link Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996	*
EX-99.(g)(vi)	Amendment dated January 5, 2012 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1995	*
EX-99.(h)(i)	Amended and Restated Fund Administration Agreement dated February 28, 2012 between Registrant and Franklin Templeton Services, LLC	*
EX-99.(i)(i)	Opinion and consent of counsel	*

EX-99.(n)(i)	Multiple Class Plan on behalf of Franklin Money Fund	Attached

EX-99.(p)(i)	Code of Ethics dated April 2012	*

EX-99.(q)(i)	Power of Attorney for Franklin Money Fund dated April 30, 2012	*

EX-99.(q)(ii)	Power of Attorney for The Money Market Portfolios dated April 30, 2012	*

*Incorporated by reference